ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Components of Accrued Expenses and Other Payables
The components of accrued expenses and other payables are as follows:

	As of December 31,
	2024	2025
	$	$
Current
Accrued cost of revenue and operating expenses	1,236,212	1,807,832
Business and other taxes payables	324,434	462,358
Other payables	281,205	406,445
Accrued payroll and welfare expenses	364,752	387,091
Payables and accruals for long-lived assets	42,397	42,412
Finance lease liabilities	4,488	11,635
Others	126,883	38,977
	2,380,371	3,156,750

Non-current
Finance lease liabilities	9,012	33,767
Others	62,666	74,533
	71,678	108,300